Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Sales
Third parties	$ 533,913,328		$ 446,891,336
Related parties	92,771,589	[1]	111,860,732	[1]
Total Sales	626,684,917		558,752,069
Cost of sales
Third parties	504,871,603		388,846,702
Related parties	99,797,931	[1]	102,076,731	[1]
Cost of sales	604,669,534		490,923,433
Gross profit	22,015,383		67,828,636
Selling expenses	1,240,709		623,652
General and administrative expenses	17,858,807		9,517,814
Total operating expenses	19,099,516		10,141,466
Income from operations	2,915,867		57,687,170
Other income (expenses):
Interest income	4,320,393		556,159
Interest expense	(15,796,772)		(9,945,389)
Liquidated damages expense	(2,493,326)		0
Foreign exchange gain, net	3,661,599		2,711,984
Other income (expense), net	3,102,661		(396,797)
Total other expense, net	(7,205,445)		(7,074,043)
Loss(Income) before income taxes	(4,289,578)		50,613,127
Income tax expense	2,851,718	[2]	13,492,704	[2]
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders	(7,141,296)		37,120,423
Dividends to Series A convertible Preferred stockholders	0	[3]	831,032	[3]
Dividends to Series B convertible preferred stockholders	1,205,014	[3]	306,247	[3]
Net (loss)income attributable to Keyuan Petrochemicals Inc. common stockholders	$ (8,346,310)		$ 35,983,144
Attributable to common stock:
- Basic	$ (0.14)	[4]	$ 0.71	[4]
- Diluted	$ (0.14)	[4]	$ 0.66	[4]
Weighted average number of shares of common stock used in calculation
Basic	57,585,040	[4]	50,929,526	[4]
Diluted	57,585,040		56,057,994

[1]	Note 24
[2]	Note 20
[3]	Note 14
[4]	Note 21